                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-2788

Name of Fund:  The GNMA Fund Investment Accumulation Program, Inc.

Fund Address:   P.O. Box 9011
                Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, The GNMA Fund
        Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
        Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 06/30/04

Item 1 - Report to Stockholders

                            THE GNMA FUND INVESTMENT
                           ACCUMULATION PROGRAM, INC.

                                 GNMA FUND LOGO

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2004

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
JUNE 30, 2004--SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

To Our Shareholders:

     We are pleased to present the shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the six-month period ended June 30, 2004.

     During the period, the Program generated net investment income of 4.67% as an annualized percentage of average net assets and paid dividends of $.51 per share.

     During the period, interest rates on 30-year Treasury securities fluctuated from a low of 4.64% in March to a high of 5.56% in May. GNMA current coupons purchased for the Program fluctuated between 5% and 5.5% during the period. Principal paydowns of the GNMA pools held in the Program averaged $4.5 million per month. Purchases of Program shares averaged $.7 million per month and redemptions averaged $.8 million per month.

     Cash balances available and reserved for the purchase of GNMAs on their corresponding settlement dates were invested in short-term U.S. Treasury bills. This contributed $8,854 of income to the Program.

     This Program should continue to provide a good means of compounding distributions from your unit trust holdings through its monthly dividend. Thank you for your investment in The GNMA Fund Investment Accumulation Program, Inc.

                                              Sincerely,

                                              -s- Terry K. Glenn
                                              Terry K. Glenn
                                              President and Director

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                 FACE       INTEREST         MATURITY
                                           ISSUE                AMOUNT        RATE            DATE(S)             VALUE
                                           -----                ------      --------         --------             -----
U.S. GOVERNMENT AGENCY         Government National
MORTGAGE-BACKED                Mortgage Association           $44,025,139     5.00%    11/15/2032-4/15/2034    $ 42,773,208
OBLIGATIONS*--97.0%                                            43,099,155     5.50      3/15/2032-6/15/2034      43,140,546
                                                               22,376,243     6.00     11/15/2023-12/15/2032     22,987,769
                                                               12,442,062     6.50      5/15/2023-1/15/2032      13,048,497
                                                               10,639,585     7.00     3/15/2022-12/15/2030      11,352,433
                                                                4,037,427     7.50      2/15/2022-9/15/2030       4,369,171
                                                                1,601,314     8.00      3/15/2017-5/15/2030       1,765,351
                                                                  864,540     8.50      6/15/2016-5/15/2025         961,327
                                                                  596,176     9.00     4/15/2016-10/15/2021         670,322
                                                                  780,178     9.50     10/15/2009-11/15/2020        880,267
                                                                  655,050    10.00      2/15/2016-6/15/2018         730,487
                                                                  211,151    11.50     4/15/2013-12/15/2015         240,029
                                                                  108,069    12.00     2/15/2013-11/15/2015         123,023
                                                                    5,128    13.00           4/15/2013                5,906
                                                                    2,415    13.50           5/15/2011                2,786
                                                                   15,644    14.50           4/15/2013               18,371
                                                                   84,934    15.00           6/15/2013              100,406
                                                                   28,915    16.00      3/15/2012-4/15/2012          34,247
                                                                  154,478    17.00     10/15/2011-1/15/2012         183,988
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST--$142,414,784)--97.0%...............................................................    143,388,134
OTHER ASSETS LESS LIABILITIES--3.0%.........................................................................      4,482,015
                                                                                                               ------------
NET ASSETS--100.0%..........................................................................................   $147,870,149
                                                                                                               ============

* Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments in unaffiliated securities, at value
     (identified cost--$142,414,784)........................               $143,388,134
  Cash......................................................                  4,099,774
  Interest receivable.......................................                    687,467
  Prepaid expenses..........................................                     10,478
                                                                           ------------
     Total assets...........................................                148,185,853
                                                                           ------------
LIABILITIES:
  Payables:
     Administration fee.....................................  $  24,171
     Capital shares redeemed................................     11,523          35,694
                                                              ---------
  Accrued expenses..........................................                    280,010
                                                                           ------------
     Total liabilities......................................                    315,704
                                                                           ------------
NET ASSETS..................................................               $147,870,149
                                                                           ============
CAPITAL:
Common Stock, $.01 par value, 25,000,000 shares
  authorized................................................               $     71,292
Paid-in capital in excess of par............................                146,905,022
Undistributed investment income--net........................  $  39,418
Accumulated realized capital losses on investments--net.....   (118,933)
Unrealized appreciation on investments--net.................    973,350
                                                              ---------
Total accumulated earnings--net.............................                    893,835
                                                                           ------------
TOTAL CAPITAL--EQUIVALENT TO $20.74 PER SHARE BASED ON
  7,129,243 SHARES OF CAPITAL STOCK OUTSTANDING.............               $147,870,149
                                                                           ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest..................................................              $ 4,144,697
EXPENSES:
  Transfer agent fees.......................................  $227,207
  Administration fees.......................................   152,179
  Custodian fees............................................    91,221
  Printing and shareholder reports..........................    32,609
  Professional fees.........................................    29,275
  Accounting services.......................................    24,187
  Directors' fees and expenses..............................     7,659
  Registration fees.........................................     2,910
  Pricing services..........................................     2,720
  Other.....................................................    18,672
                                                              --------
     Total expenses.........................................                  588,639
                                                                          -----------
  Investment income--net....................................                3,556,058
                                                                          -----------
REALIZED & UNREALIZED LOSS ON INVESTMENTS--NET:
  Realized loss on investments--net.........................                  (91,848)
  Change in unrealized appreciation on investments--net.....               (2,632,394)
                                                                          -----------
  Total realized and unrealized loss on investments--net....               (2,724,242)
                                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........              $   831,816
                                                                          ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                                JUNE 30,      DECEMBER 31,
                                                                  2004            2003
                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income--net......................................  $  3,556,058    $  7,773,850
Realized loss on investments--net...........................       (91,848)             --
Change in unrealized appreciation on investments--net.......    (2,632,394)     (4,015,103)
                                                              ------------    ------------
Net increase in net assets resulting from operations........       831,816       3,758,747
                                                              ------------    ------------
DIVIDENDS TO SHAREHOLDERS:
Dividends to shareholders from investment income--net.......    (3,659,517)     (7,728,379)
                                                              ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of capital shares....................       998,933       5,142,533
Value of shares issued to shareholders in reinvestment of
  dividends.................................................     3,309,563       6,981,869
                                                              ------------    ------------
Total issued................................................     4,308,496      12,124,402
Cost of capital shares reacquired...........................   (10,090,977)    (17,435,705)
Net equalization (debits) included in the price of capital
  shares sold and reacquired................................            --         (40,095)
                                                              ------------    ------------
Net decrease in net assets derived from capital shares
  transactions..............................................    (5,782,481)     (5,351,398)
                                                              ------------    ------------
NET ASSETS:
Total decrease in net assets................................    (8,610,182)     (9,321,030)
Beginning of period.........................................   156,480,331     165,801,361
                                                              ------------    ------------
End of period*..............................................  $147,870,149    $156,480,331
                                                              ============    ============
*Undistributed investment income--net.......................  $     39,418    $    142,877
                                                              ============    ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following per share data and ratios have been derived from information provided in the financial statements.

                                                 FOR THE SIX
                                                 MONTHS ENDED        FOR THE YEAR ENDED DECEMBER 31,
                                                   JUNE 30,     -----------------------------------------
                                                     2004         2003       2002       2001       2000
                                                 ------------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........     $  21.13     $  21.66   $  21.01   $  20.78   $  19.95
                                                   --------     --------   --------   --------   --------
Investment income--net........................          .50         1.05       1.19       1.28       1.32
Realized and unrealized gain (loss) on
  investments--net............................         (.38)        (.55)       .67        .26        .79
                                                   --------     --------   --------   --------   --------
Total from investment operations..............          .12          .50       1.86       1.54       2.11
                                                   --------     --------   --------   --------   --------
Less dividends from investment income--net....         (.51)       (1.03)     (1.21)     (1.31)     (1.28)
                                                   --------     --------   --------   --------   --------
Net asset value, end of period................     $  20.74     $  21.13   $  21.66   $  21.01   $  20.78
                                                   ========     ========   ========   ========   ========
TOTAL INVESTMENT RETURN:**
Based on net asset value per share............          .59%+       2.31%      9.12%      7.60%     10.98%
                                                   ========     ========   ========   ========   ========
RATIOS TO AVERAGE NET ASSETS:
Expenses......................................          .77%*        .64%       .63%       .58%       .58%
                                                   ========     ========   ========   ========   ========
Investment income--net........................         4.67%*       4.82%      5.59%      6.07%      6.53%
                                                   ========     ========   ========   ========   ========
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)......     $147,870     $156,480   $165,801   $169,119   $172,596
                                                   ========     ========   ========   ========   ========
Portfolio turnover............................        11.08%       42.65%     25.34%         0%         0%
                                                   ========     ========   ========   ========   ========

* Annualized.
** Total investment returns exclude the effect of sales charges.
+ Aggregate total investment return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES:

     The GNMA Fund Investment Accumulation Program, Inc. (the "Program") was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Program's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature.

     The following is a summary of significant accounting policies followed by the Program.

(a) Investments are valued by the Program's pricing agent, FT Interactive Corporation (the "Evaluator"). These values are not necessarily bids or actual last sale prices but are estimates of the prices at which the pricing agent believes the Program could sell such investment securities. The Board of Directors has examined the methods used by the Evaluator in estimating the value of portfolio securities and believes that such methods reasonably and fairly approximate the prices at which portfolio securities may be sold and will result in a good faith determination of the fair value of the securities; however, there is no assurance that the portfolio securities can be sold at the prices at which they are valued.

(b) Income taxes--It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Program amortizes all premiums and discounts on debt securities.

(d) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Program has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"), Prudential Securities Inc., Morgan Stanley DW, Inc. and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) (the "Administrators"), whereby the Administrators perform certain administrative duties for the Program.

     For such services the Administrators receive a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and have agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs exceed the lesser of (i) 1.5% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

     For the six months ended June 30, 2004, the Program reimbursed MLIM $1,062 for certain accounting services.

     Certain officers and/or directors of the Program are officers of MLIM.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

3. INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2004 were $16,966,153 and $25,653,898, respectively.

     As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $973,350, of which $2,902,157 related to appreciated securities and $1,928,807 related to depreciated securities. The aggregate cost of investments at June 30, 2004 for federal income tax purposes was $142,414,784.

4. CAPITAL SHARE TRANSACTIONS:

     Transactions in capital shares for each class were as follows:

FOR THE SIX MONTHS ENDED                                                    DOLLAR
JUNE 30, 2004                                                  SHARES       AMOUNT
------------------------                                      --------   ------------
Shares sold.................................................    45,660   $    998,933
Shares issued to shareholders in reinvestment of
  dividends.................................................   158,047      3,309,563
                                                              --------   ------------
Total issued................................................   203,707      4,308,496
Shares redeemed.............................................  (479,179)   (10,090,977)
                                                              --------   ------------
Net decrease................................................  (275,472)  $ (5,782,481)
                                                              ========   ============

FOR THE YEAR ENDED                                                          DOLLAR
DECEMBER 31, 2003                                              SHARES       AMOUNT
------------------                                            --------   ------------
Shares sold.................................................   242,731   $  5,142,533
Shares issued to shareholders in reinvestment of
  dividends.................................................   327,680      6,981,869
                                                              --------   ------------
Total issued................................................   570,411     12,124,402
Shares redeemed.............................................  (821,160)   (17,435,705)
                                                              --------   ------------
Net decrease................................................  (250,749)  $ (5,311,303)
                                                              ========   ============

5. CAPITAL LOSS CARRYFORWARD:

     On December 31, 2003, the Program had a net capital loss carryforward of $17,760, all of which expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
JUNE 30, 2004--SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Officers and Directors
Terry K. Glenn, President and Director
David O'Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Frank Viola, Vice President
Donald C. Burke, Treasurer
Phillip S. Gillespie, Secretary

Custodian and Transfer Agent
The Bank of New York
P.O. Box 974, Wall Street Station
New York, NY 10286-0974

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Program unless preceded by the Program's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission Web Site at http://www/sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

GNMA-6/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 -Controls and Procedures

10(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) -  Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         The GNMA Fund Investment Accumulation Program, Inc.

         By: /s/ Terry K. Glenn
            ----------------------

            Terry K. Glenn,
            President of
            The GNMA Fund Investment Accumulation Program, Inc.

Date: August 13, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    The GNMA Fund Investment Accumulation Program, Inc.

    Date: August 13, 2004

By:/s/ Donald C. Burke
   ----------------------
   Donald C. Burke,
   Chief Financial Officer of
   The GNMA Fund Investment Accumulation Program, Inc.

Date: August 13, 2004